UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 5, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $167,941 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL             COM              037032109      183   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION    COM              060505104      631    11821 SH       SOLE                        0        0    11821
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      282    10000 SH       SOLE                        0        0    10000
COACH INC                      COM              189754104      464    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC        COM              38141G104   146357   734169 SH       SOLE                        0        0        0
INTEL CORP                     COM              458140100      231    11400 SH       SOLE                        0        0    11400
NEUBERGER BERMAN NY INT MUN    COM              64124K102      560    40000 SH       SOLE                        0        0    40000
NUVEEN NY MUN VALUE FD         COM              67062M105      241    25000 SH       SOLE                        0        0    25000
NUVEEN NY SELECT TAX FREE PR   SH BEN INT       67063V104      247    18000 SH       SOLE                        0        0    18000
PROCTER & GAMBLE CO            COM              742718109      428     6664 SH       SOLE                        0        0     6664
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      224     7200 SH       SOLE                        0        0     7200
UNITEDHEALTH GROUP INC         COM              91324P102     1936    36028 SH       SOLE                        0        0    36028
VANGUARD INDEX FDS             SMALL CP ETF     922908751      284     4313 SH       SOLE                        0        0     4313
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      722    11902 SH       SOLE                        0        0    11902
VANGUARD INDEX FDS             MID CAP ETF      922908629      426     6063 SH       SOLE                        0        0     6063
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3696    48043 SH       SOLE                        0        0    48043
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     4233    62400 SH       SOLE                        0        0    62400
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     6796   102309 SH       SOLE                        0        0   102309